Quarterly Holdings Report
for
Fidelity Managed Retirement 2020 Fund℠
October 31, 2022
RW38-NPRT1-1222
1.867283.115
Domestic Equity Funds - 16.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	29,304	305,932
Fidelity Series Commodity Strategy Fund (a)	42,326	89,731
Fidelity Series Large Cap Growth Index Fund (a)	13,802	194,742
Fidelity Series Large Cap Stock Fund (a)	13,056	215,690
Fidelity Series Large Cap Value Index Fund (a)	29,466	413,413
Fidelity Series Small Cap Opportunities Fund (a)	9,273	110,445
Fidelity Series Value Discovery Fund (a)	10,007	152,700
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,481,663)		1,482,653

International Equity Funds - 19.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	9,229	123,395
Fidelity Series Emerging Markets Fund (a)	9,810	68,084
Fidelity Series Emerging Markets Opportunities Fund (a)	43,837	621,176
Fidelity Series International Growth Fund (a)	18,188	250,081
Fidelity Series International Index Fund (a)	11,122	104,770
Fidelity Series International Small Cap Fund (a)	5,274	76,361
Fidelity Series International Value Fund (a)	27,004	249,515
Fidelity Series Overseas Fund (a)	24,608	248,536
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,995,667)		1,741,918

Bond Funds - 58.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	89,528	872,900
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	59,865	484,909
Fidelity Series Corporate Bond Fund (a)	66,927	576,244
Fidelity Series Emerging Markets Debt Fund (a)	6,801	46,584
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,917	15,224
Fidelity Series Floating Rate High Income Fund (a)	1,040	9,107
Fidelity Series Government Bond Index Fund (a)	96,724	869,551
Fidelity Series High Income Fund (a)	6,024	48,918
Fidelity Series International Credit Fund (a)	221	1,711
Fidelity Series International Developed Markets Bond Index Fund (a)	41,666	356,243
Fidelity Series Investment Grade Bond Fund (a)	92,026	884,369
Fidelity Series Investment Grade Securitized Fund (a)	71,388	614,648
Fidelity Series Long-Term Treasury Bond Index Fund (a)	76,835	432,579
Fidelity Series Real Estate Income Fund (a)	2,377	22,509
TOTAL BOND FUNDS (Cost $6,121,376)		5,235,496

Short-Term Funds - 5.7%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.25% (a)(b)	111,396	111,396
Fidelity Series Short-Term Credit Fund (a)	8,477	80,026
Fidelity Series Treasury Bill Index Fund (a)	32,465	322,700
TOTAL SHORT-TERM FUNDS (Cost $519,555)		514,122

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,118,261)	8,974,189
NET OTHER ASSETS (LIABILITIES) - 0.0%	(219)
NET ASSETS - 100.0%	8,973,970

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	973,591	29,645	98,134	-	(3,236)	(28,966)	872,900
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	515,293	70,621	42,072	-	(4,704)	(54,229)	484,909
Fidelity Series Blue Chip Growth Fund	382,544	28,614	54,744	11,391	(13,510)	(36,972)	305,932
Fidelity Series Canada Fund	141,395	6,173	16,871	-	(645)	(6,657)	123,395
Fidelity Series Commodity Strategy Fund	154,277	87,665	60,719	81,581	(47,608)	(43,884)	89,731
Fidelity Series Corporate Bond Fund	653,761	35,064	49,386	5,689	(7,274)	(55,921)	576,244
Fidelity Series Emerging Markets Debt Fund	53,422	1,868	4,719	766	(1,062)	(2,925)	46,584
Fidelity Series Emerging Markets Debt Local Currency Fund	17,731	316	1,902	-	(246)	(675)	15,224
Fidelity Series Emerging Markets Fund	84,756	2,752	6,835	-	(2,040)	(10,549)	68,084
Fidelity Series Emerging Markets Opportunities Fund	765,590	25,742	69,580	-	(19,210)	(81,366)	621,176
Fidelity Series Floating Rate High Income Fund	10,170	354	1,324	169	(61)	(32)	9,107
Fidelity Series Government Bond Index Fund	960,216	63,435	81,713	4,261	(6,353)	(66,034)	869,551
Fidelity Series Government Money Market Fund 3.25%	87,618	30,854	7,076	616	-	-	111,396
Fidelity Series High Income Fund	55,379	1,760	5,825	758	(948)	(1,448)	48,918
Fidelity Series International Credit Fund	1,877	16	-	15	-	(182)	1,711
Fidelity Series International Developed Markets Bond Index Fund	409,032	12,919	39,692	565	(5,333)	(20,683)	356,243
Fidelity Series International Growth Fund	294,302	16,537	30,033	-	(3,882)	(26,843)	250,081
Fidelity Series International Index Fund	123,237	4,553	10,957	-	(1,254)	(10,809)	104,770
Fidelity Series International Small Cap Fund	90,920	1,598	5,608	-	(892)	(9,657)	76,361
Fidelity Series International Value Fund	291,606	5,917	30,170	-	(5,132)	(12,706)	249,515
Fidelity Series Investment Grade Bond Fund	992,561	58,159	81,238	7,949	(10,237)	(74,876)	884,369
Fidelity Series Investment Grade Securitized Fund	702,080	38,844	55,765	4,324	(6,812)	(63,699)	614,648
Fidelity Series Large Cap Growth Index Fund	242,075	8,141	33,468	-	1,271	(23,277)	194,742
Fidelity Series Large Cap Stock Fund	265,195	22,187	52,760	13,826	140	(19,072)	215,690
Fidelity Series Large Cap Value Index Fund	506,406	12,746	91,020	-	9,148	(23,867)	413,413
Fidelity Series Long-Term Treasury Bond Index Fund	496,350	54,899	30,705	3,215	(2,526)	(85,439)	432,579
Fidelity Series Overseas Fund	296,030	15,927	30,810	-	(2,574)	(30,037)	248,536
Fidelity Series Real Estate Income Fund	31,887	2,083	7,776	1,435	(999)	(2,686)	22,509
Fidelity Series Short-Term Credit Fund	87,414	2,075	7,299	384	(254)	(1,910)	80,026
Fidelity Series Small Cap Opportunities Fund	130,081	7,547	19,934	5,196	(1,806)	(5,443)	110,445
Fidelity Series Treasury Bill Index Fund	263,033	105,218	44,626	2,049	(38)	(887)	322,700
Fidelity Series Value Discovery Fund	186,766	3,463	36,789	-	2,433	(3,173)	152,700
	10,266,595	757,692	1,109,550	144,189	(135,644)	(804,904)	8,974,189

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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